Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 41,747	$ 41,418
Impairment of property, plant and equipment	(202)	(546)	$ (11)
Ending balance	54,700	41,747	41,418
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	182,759	170,704
Additions	16,696	3,406
Disposals	(6,848)	(3,167)
Transfer	28	64
Exchange differences	3,172	11,944
Ending balance	195,807	182,759	170,704
Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		170,512
Ending balance			170,512
Gross carrying amount [Member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		(192)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(141,012)	(129,286)
Depreciation charge for the year	(4,575)	(4,734)
Impairment of property, plant and equipment	(202)	(546)
Disposals	6,790	3,084
Transfer	(56)	(64)
Exchange differences	(2,052)	(9,592)
Ending balance	(141,107)	(141,012)	(129,286)
Accumulated depreciation and amortisation [member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(129,160)
Ending balance			(129,160)
Accumulated depreciation and amortisation [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		126
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,838	6,206
Ending balance	6,872	6,838	6,206
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,838	6,206
Exchange differences	34	632
Ending balance	6,872	6,838	6,206
Land [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		6,206
Ending balance			6,206
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,673	14,160
Ending balance	13,631	13,673	14,160
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	50,543	47,890
Additions		7
Transfer	680	(167)
Exchange differences	893	2,813
Ending balance	52,116	50,543	47,890
Buildings [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		47,890
Ending balance			47,890
Buildings [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(36,870)	(33,730)
Depreciation charge for the year	(962)	(1,044)
Transfer		265
Exchange differences	(653)	(2,361)
Ending balance	(38,485)	(36,870)	(33,730)
Buildings [Member] | Accumulated depreciation and amortisation [member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(33,730)
Ending balance			(33,730)
Building improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,566	2,148
Ending balance	2,480	2,566	2,148
Building improvement [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,030	5,715
Additions	138	119
Disposals	(31)	(4)
Transfer	152	746
Exchange differences	47	454
Ending balance	7,336	7,030	5,715
Building improvement [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		5,715
Ending balance			5,715
Building improvement [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(4,464)	(3,567)
Depreciation charge for the year	(384)	(338)
Impairment of property, plant and equipment		(1)
Disposals	21	4
Transfer		(265)
Exchange differences	(29)	(297)
Ending balance	(4,856)	(4,464)	(3,567)
Building improvement [Member] | Accumulated depreciation and amortisation [member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(3,567)
Ending balance			(3,567)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,737	13,770
Ending balance	12,721	13,737	13,770
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	103,869	96,718
Additions	239	292
Disposals	(6,129)	(2,308)
Transfer	1,157	1,748
Exchange differences	1,129	7,419
Ending balance	100,265	103,869	96,718
Machinery and equipment [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		96,718
Ending balance			96,718
Machinery and equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(90,132)	(82,948)
Depreciation charge for the year	(2,301)	(2,391)
Impairment of property, plant and equipment	(198)	(550)
Disposals	6,128	2,274
Exchange differences	(1,041)	(6,517)
Ending balance	(87,544)	(90,132)	(82,948)
Machinery and equipment [Member] | Accumulated depreciation and amortisation [member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(82,948)
Ending balance			(82,948)
Motor vehicle and other asset [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,347	2,298
Ending balance	2,112	2,347	2,298
Motor vehicle and other asset [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,009	5,780
Additions	265	433
Disposals	(483)	(524)
Transfer	115	180
Exchange differences	63	332
Ending balance	5,969	6,009	5,780
Motor vehicle and other asset [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		5,588
Ending balance			5,588
Motor vehicle and other asset [Member] | Gross carrying amount [Member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		(192)
Motor vehicle and other asset [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,662)	(3,482)
Depreciation charge for the year	(514)	(541)
Impairment of property, plant and equipment		7
Disposals	438	477
Transfer	(56)	(64)
Exchange differences	(63)	(185)
Ending balance	(3,857)	(3,662)	(3,482)
Motor vehicle and other asset [Member] | Accumulated depreciation and amortisation [member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(3,356)
Ending balance			(3,356)
Motor vehicle and other asset [Member] | Accumulated depreciation and amortisation [member] | IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		126
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,208	1,163
Ending balance	1,223	1,208	1,163
Office equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,092	6,722
Additions	363	315
Disposals	(205)	(331)
Transfer	17	139
Exchange differences	321	247
Ending balance	7,588	7,092	6,722
Office equipment [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		6,722
Ending balance			6,722
Office equipment [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,884)	(5,559)
Depreciation charge for the year	(414)	(420)
Impairment of property, plant and equipment	(4)	(2)
Disposals	203	329
Exchange differences	(266)	(232)
Ending balance	(6,365)	(5,884)	(5,559)
Office equipment [Member] | Accumulated depreciation and amortisation [member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		(5,559)
Ending balance			(5,559)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,378	1,673
Ending balance	15,661	1,378	1,673
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,378	1,673
Additions	15,691	2,240
Transfer	(2,093)	(2,582)
Exchange differences	685	47
Ending balance	$ 15,661	1,378	1,673
Construction in progress [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance		$ 1,673
Ending balance			$ 1,673